INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Guarantee liabilities	¥ 2,111,910	¥ 1,909,361
Provision for accounts receivable and contract assets and financial assets receivable	29,255	34,889
Provision for loan losses	1,132,843	678,636
Depreciation of land use rights	42,417	29,317
Net operating loss carry forwards	76,638	33,237
Others	17,500
Gross deferred tax assets	3,410,563	2,685,440
Valuation allowance on deferred tax assets	(107,302)	(49,780)
Total deferred tax assets	3,303,261	2,635,660
Uncollected revenues	(2,345,550)	(1,717,324)
Withholding income tax	(112,721)
Others	(2,075)
Total deferred tax liabilities	(2,460,346)	(1,717,324)
Net deferred tax assets	842,915	918,336
Allowance for deferred tax assets	107,302	¥ 49,780
Net operating loss carryforward	¥ 253,054
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Payment of withholding income tax	¥ 94,000
Undistributed foreign earnings	112,721,000
Unrecognized deferred tax liabilities	¥ 2,005,048
Unrecognized tax benefits, impact effective tax rate percentage	10.00%
Maximum withholding income tax rate on dividends (as a percent)	10.00%